Equity - Schedule of Redemption Activity (Details) - Common Stock - Share Redemption Program - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended		65 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Class of Stock [Line Items]
Stock redeemed during period (in shares)	693,199	10,589,361	1,241,812	10,589,361	20,933,322	8,695,600	24,230,565
Weighted average price per share (in dollars per share)	$ 8.86	$ 9.54	$ 9.07	$ 9.54	$ 9.44	$ 9.61	$ 9.44